Summary of Significant Accounting Policies - Leases (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases
Renewal options, operating lease	true	true
Renewal options, finance lease	true	true
Options to terminate, operating lease	true	true
Options to terminate, finance lease	true	true
Minimum
Leases
Remaining lease terms, operating lease	1 year	1 year
Remaining lease terms, finance lease	1 year	1 year
Maximum
Leases
Remaining lease terms, operating lease	12 years	12 years
Remaining lease terms, finance lease	12 years	8 years
Termination period, operating lease	1 year	1 year
Termination period, finance lease	1 year	1 year